Liberty Investment	12 Months Ended
May 03, 2014
Liberty Investment
14.	Liberty Investment

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation, pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share (Preferred Stock), for an aggregate purchase price of $204,000, in a private placement exempt from the registration requirements of the 1933 Act. The shares of Preferred Stock will be convertible, at the option of the holders, into shares of Common Stock representing 16.6% of the Common Stock outstanding as of August 29, 2011, (after giving pro forma effect to the issuance of the Preferred Stock), based on the initial conversion rate. The initial conversion rate reflects an initial conversion price of $17.00 and is subject to adjustment in certain circumstances. The initial dividend rate for the Preferred Stock is equal to 7.75% per annum of the initial liquidation preference of the Preferred Stock, to be paid quarterly and subject to adjustment in certain circumstances. The Preferred Stock is mandatorily redeemable on August 18, 2021 and may be redeemed at the discretion of the Company anytime after August 17, 2016. Starting August 18, 2013, if the closing price of the Common Stock exceeds 150% of the then-applicable conversion price of the Preferred Stock for 20 consecutive trading days, the Company may require conversion of all the Preferred Stock to Common Stock.

The holders of the Preferred Stock have the same voting rights as holders of the Company Common Stock and are entitled to elect one or two directors to the board of directors of the Company as long as certain Preferred Share ownership requirements are met.

The Preferred Stock does not meet the categories of ASC 480-10, Distinguishing Liabilities from Equity, and is therefore reported as temporary equity for classification purposes. The related issuance costs, which include advisory, legal and accounting fees, of $12,621 were recorded in temporary equity as a reduction of the proceeds from the Liberty investment. The Company will be required to accrete these fees on a straight-line basis as dividends over the ten year term. This is in line with ASC 480-10-S99 for SEC registrants, which requires shares to be classified outside of permanent equity as temporary equity or mezzanine equity when there are events not solely within the control of the issuer that could trigger redemption. The Company has determined that the various embedded options did not require bifurcation from the Preferred Stock. Additionally, the Company concluded that a beneficial conversion feature did not exist as the effective conversion price was greater than the Company’s share price on the commitment date.

On April 8, 2014, Liberty sold the majority of its shares to qualified institutional buyers in reliance on Rule 144A under the Securities Act and has retained an approximate 10 percent stake of its initial investment. As a result, Liberty will no longer have the right to elect two preferred stock directors to the Company’s Board. Additionally, the consent rights and pre-emptive rights to which Liberty was previously entitled ceased to apply.